Offerings - Offering: 1	Sep. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value, $0.001 per share
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	0.7751
Maximum Aggregate Offering Price	$ 23,253,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,023.01
Offering Note	Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant’s common stock, par value $0.001 per share, quoted on the OTCQB Market on October 2, 2026.

Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.